Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Schedule of trade, other current receivables and prepayments

		At December 31,
		2021	2020
	Note	$’m	$’m
Trade receivables		334	244
Other receivables and prepayments		167	124
Related party receivables	25	11	—
		512	368

Schedule of movements on the provision for impairment of current trade receivables

	2021	2020
	$'m	$'m
At January 1,	8	3
Provision for receivables impairment	—	7
Receivables written off during the year as uncollectible	(1)	(2)
At December 31,	7	8

Schedule of ageing analysis of trade receivables past due but not impaired

	At 31 December,
	2021	2020
	$'m	$'m
Up to three months past due	15	5
Three to six months past due	1	2
Over six months past due	2	—
	18	7